Income taxes - Income tax expense (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income taxes at the applicable tax rate of 26.5% [2022 - 26.5%; 2021 - 26.5%]	$ (5,737,778)	$ (2,798,985)	$ (4,163,775)
Adjustment in respect of current and deferred income tax of previous year	1,336,123	580,331	(54,135)
Permanent differences	2,313,566	1,857	52,296
Change in recognition of deferred income tax assets	2,095,971	2,037,762	3,958,034
Total income tax expense (recovery)	$ 7,882	$ (179,035)	$ (207,580)
Income taxes at the applicable tax rate (Percent)	26.50%	26.50%	26.50%
Research and development expenditures for income tax	$ 3,108,000	$ 3,166,000
Research and development
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused investment tax credit related to research and development expenditure carried for future payables	$ 494,000	$ 503,000